Right-of-use assets (Tables) - Forekast limited [member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of right-of-use of assets

	2024	2023
	USD	USD

Right-of-use assets

As the beginning of the year	86,990	-
Additions	-	109,120
Amortization	(27,203)	(21,598)
Effect of changes in exchange rate	1,681	(532)
Carrying amount as at year end	61,468	86,990

Right-of-use assets comprise of:

Office premises	61,468	86,990

Schedule of lease of office premises
	2024	2023
	USD	USD

Lease liabilities

Non-current	39,970	67,661
Current	29,493	23,693
	69,463	91,354

Schedule of discounted lease payments

The table below discloses the discounted lease payments to be made by the Group for its leases after the reporting date as follows:

	2024	2023
	USD	USD

Less than one year	29,493	23,693
One to two years	39,970	60,680
Two to three years	-	6,981
Total discounted lease payments	69,463	91,354